Leases	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Leases
10.
Leases

Group as a Lessee

We have lease contracts for various items of sites, buildings, leased circuits and poles used in our operations. We considered in the lease term the non-cancellable period of the lease together with the periods covered by an option to extend and option to terminate the lease.

Our consolidated estimated useful lives of ROU assets as at December 31, 2022 are as follows:

Sites	1 – 30 years
International leased circuits(1)	1 – 11 years
Poles(2)	2 – 12 years
Domestic leased circuits(3)	1 – 10 years
Office buildings	1 – 25 years
Co-located sites	3 – 7 years

(1)
As at December 31, 2021, the estimated useful life ranges from 1-10 years.
(2)
As at December 31, 2021, the estimated useful life ranges from 1-12 years.
(3)
As at December 31, 2021, the estimated useful life ranges from 1-10 years.

Our consolidated rollforward analysis of ROU assets as at December 31, 2022 and 2021 are as follows:

	Sites	International Leased Circuits	Poles	Domestic Leased Circuits	Office Buildings	Co-located Sites	Sale and Leaseback Adjustment	Total
	(in million pesos)
December 31, 2021
Costs:
Balances at beginning of the year	17,854	4,288	3,370	1,294	1,781	9	—	28,596
Additions (Note 29)	5,967	226	47	890	184	—	—	7,314
Modifications	107	33	230	(309)	(9)	1	—	53
Asset retirement obligation	211	—	—	—	2	—	—	213
Currency translation	—	—	—	—	1	—	—	1
Disposals	(1)	—	(16)	—	(6)	—	—	(23)
Terminations	(1,045)	(290)	—	(143)	(284)	—	—	(1,762)
Balances at end of the year	23,093	4,257	3,631	1,732	1,669	10	—	34,392

Accumulated depreciation and amortization:
Balances at beginning of the year	(6,556)	(1,346)	(967)	(427)	(993)	(4)	—	(10,293)
Terminations	889	148	—	35	281	—	—	1,353
Disposals	1	—	16	—	6	—	—	23
Currency translation	—	—	—	—	(1)	—	—	(1)
Modifications	(1)	—	—	—	(4)	—	—	(5)
Depreciation (Note 3)	(2,999)	(816)	(678)	(574)	(319)	(2)	—	(5,388)
Balances at end of the year	(8,666)	(2,014)	(1,629)	(966)	(1,030)	(6)	—	(14,311)
Net book value as at December 31, 2021	14,427	2,243	2,002	766	639	4	—	20,081

December 31, 2022
Costs:
Balances at beginning of the year	23,093	4,257	3,631	1,732	1,669	10	—	34,392
Additions (Note 29)	32,735	402	116	851	165	5	—	34,274
Business combination	90	—	—	—	—	—	—	90
Currency translation	—	—	—	—	1	—	—	1
Disposals	—	—	—	—	(5)	—	—	(5)
Asset retirement obligation	(1,412)	—	—	—	(95)	—	—	(1,507)
Modifications	(7)	(106)	432	(8)	1	—	(12,776)	(12,464)
Terminations	(12,196)	(294)	—	(139)	(316)	—	—	(12,945)
Balances at end of the year	42,303	4,259	4,179	2,436	1,420	15	(12,776)	41,836

Accumulated depreciation and amortization:
Balances at beginning of the year	(8,666)	(2,014)	(1,629)	(966)	(1,030)	(6)	—	(14,311)
Terminations	4,931	150	—	71	293	—	—	5,445
Charge from asset retirement obligation	1,545	—	—	—	103	—	—	1,648
Disposals	—	—	—	—	5	—	—	5
Currency translation	—	—	—	—	(1)	—	—	(1)
Modifications	—	—	—	—	(10)	—	—	(10)
Business combination	(33)	—	—	—	—	—	—	(33)
Depreciation (Note 3)	(3,824)	(832)	(875)	(475)	(347)	(3)	640	(5,716)
Balances at end of the year	(6,047)	(2,696)	(2,504)	(1,370)	(987)	(9)	640	(12,973)
Net book value as at December 31, 2022	36,256	1,563	1,675	1,066	433	6	(12,136)	28,863

As disclosed in Note 9 – Property and Equipment, on the sale and leaseback of telecom towers, Smart and DMPI signed SPAs with the TowerCos in connection with the sale of 5,907 telecom towers and related passive telecom infrastructure, with the concurrent execution of MSAs with the TowerCos where Smart has agreed to leaseback the towers sold in the transaction for a period of 10 years.

In June 2022, August 2022, September 2022, October 2022 and December 2022, the MSAs covering the leaseback arrangements of 3,012, 1,013, 151, 259 and 230 telecom towers, respectively, became effective. As a result, we recognized a net increase in lease liability by Php27,761 million and a net increase in our ROU assets by Php14,984 million, the difference represents the rights retained by PLDT Group over the telecom assets leased back from the tower companies. The ROU assets relating to leasehold land with net book value of Php1,646 million and the related lease liabilities amounting to Php1,506 million were respectively reclassified as “Assets classified as held-for-sale” under current assets and “Liabilities associated with assets classified as held-for-sale” under current liabilities in our consolidated statement of financial position as at December 31, 2022.

Common Tower Pilot, or CTP, Program

In January 2020, Smart partnered with several TowerCos duly-accredited by the Department of Information and Communications Technology and launched the CTP Program with the objective of faster new site roll-outs and reduced upfront CAPEX spending.

In the same year, Smart entered into MSAs with these TowerCos. Under the agreement, the TowerCos will handle site acquisition and permitting, site development works, construction and permanent electrification of the towers. Effective 30 days after the sites are Ready For Telecommunication Installation, or RFTI, Smart will be liable to settle a monthly fixed fee covering rental and maintenance costs for a contract term of 15 years. The monthly fee will be subject to agreed escalation rates with the TowerCos. As anchor tenant, Smart will also be entitled to colocation discounts when additional tenants come on board.

Upon launching of the program, the original CTP commitment covered 200 sites. This was later on increased to 936 BTS sites. As at December 31, 2022, Smart has issued service orders, or SOs, corresponding to 464 BTS sites.

The table below enumerates the selected TowerCos and number of BTS sites with SOs under the program:

Tower Providers	Number of Sites Awarded
Unity Digital Infrastructure	50
Alt-Global-Solutions, Inc.	34
Transcend Towers Infrastructure (Philippines) Inc.	13
Communication and Renewable Energy Infrastructure Phils. Inc.	67
Edotco Towers Inc.	10
Frontier Tower Associates Philippines, Inc.	84
ISON Tower Ltd. Inc.	108
MIESCOR Infrastructure Development Corporation	38
Phil-Tower Consortium Inc.	55
SBA Towers Philippines, Inc.	5

As at December 31, 2022, a total of 210 BTS sites are classified as RFTI, out of which 106 BTS sites are ready for service.

The following amounts are recognized in our consolidated income statements for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
		(in million pesos)
Depreciation expense of ROU assets (Note 3)	5,716	5,388	4,940
Interest expense on lease liabilities (Note 5)	2,064	1,170	1,125
Expenses relating to short-term leases (included in general and administrative expenses) (Note 5)	1,440	1,459	618
Variable lease payments (included in general and administrative expenses) (Note 5)	589	771	764
Expenses relating to leases of low-value assets (included in general and administrative expenses) (Note 5)	2	1	2
Total amount recognized in consolidated income statements	9,811	8,789	7,449

Our consolidated rollforward analysis of lease liabilities as at December 31, 2022 and 2021 are as follows:

	2022	2021
		(in million pesos)
Balances at beginning of the year	21,686	20,025
Additions (Note 29)	34,277	7,314
Accretion on lease liabilities (Note 5)	2,064	1,170
Lease modifications	317	33
Foreign exchange gains – net	215	147
Business combination	46
Adjustment	—	11
Reclassed to lease liabilities held-for-sale	(1,668)	—
Termination	(6,171)	(467)
Settlement of obligations	(8,331)	(6,547)
Balances at end of the year (Notes 3 and 29)	42,435	21,686
Less current portion of lease liabilities (Note 28)	10,477	4,555
Noncurrent portion of lease liabilities (Note 28)	31,958	17,131

We had total cash outflows for leases of Php8,331 million, Php6,547 million and Php5,781 million for the years ended December 31, 2022, 2021 and 2020, respectively. We also had non-cash additions to ROU assets of Php34,274 million and Php7,314 million as at December 31, 2022 and 2021, respectively. We had non-cash additions to lease liabilities of Php34,277 million and Php7,314 million as at December 31, 2022 and 2021, respectively. The future cash outflows relating to leases that have not yet commenced are disclosed in Note 29 – Notes to the Statements of Cash Flows.

We have entered into several lease contracts that include automatic extension and termination options. These options are negotiated by us to provide flexibility in managing the leased-asset portfolio and align with our business needs. However, in some of these lease contracts, we did not impute the renewal period in our assessment of the lease terms of these contracts since said renewal period is not yet reasonably estimable at the time of transition or commencement date of the lease, see Note 3 – Managements Use of Accounting Judgments, Estimates and Assumptions – Determining the lease term of contracts with renewal and termination options – Company as a Lessee.

Group as a Lessor

We have entered into operating leases on our investment property portfolio consisting of certain office buildings and business offices. See Note 14 – Investment Properties. These leases have term of five years. All leases include a clause to enable upward revision of the rental charge on annual basis according to prevailing market conditions. The lessee is also required to provide a residual guarantee on the properties. Rental income recognized by us amounted to Php51 million, Php48 million and Php51 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Future minimum rentals receivable under non-cancellable operating leases as at December 31, 2022 and 2021 are as follows.

	2022	2021
		(in million pesos)
Within one year	57	51
After one year but not more than five years	—	—
More than five years	—	—
	57	51